Note 9 - Other Current and Non-current Assets (Tables)	12 Months Ended
Mar. 31, 2020
Statement Line Items [Line Items]
Disclosure of the components of prepayments and other assets [text block]
		As at	As at
(a)	Other current assets	March 31, 2020	March 31, 2019
	Prepaid expenses and deposits	$55,972	$81,986
	Customer acquisition costs	77,939	71,407
	Green certificates	63,728	44,957
	Gas delivered in excess of consumption	2,393	3,121
	Inventory	3,238	4,954
		$203,270	$206,425
		As at	As at
(b)	Other non-current assets	March 31, 2020	March 31, 2019
	Customer acquisition costs	$43,686	$46,416
	Income taxes recoverable	-	3,096
	Other long-term assets	12,764	-
		$56,450	$49,512